Securities - Amortized cost and fair value (Details) $ in Thousands	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Securities available-for-sale:
Amortized Cost	$ 58,874	$ 50,942
Available-for-sale, Gross Unrealized Gains	366	119
Available-for-sale, Gross Unrealized Losses	(384)	(633)
Securities available-for-sale	58,856	50,428
Securities held to maturity:
Held-to-maturity, Amortized Cost	8,780	12,741
Held-to-maturity, Gross Unrealized Gains	223	17
Held-to-maturity, Gross Unrealized (Losses)		(103)
Fair Value	9,003	12,655
Securities pledged as collateral fair value	19,500	20,600
U.S. asset backed securities
Securities available-for-sale:
Amortized Cost	11,967
Available-for-sale, Gross Unrealized Losses	(101)
Securities available-for-sale	$ 11,866
Securities held to maturity:
Number of securities in unrealized loss positions | security	9
U.S. government agency mortgage-backed securities
Securities available-for-sale:
Amortized Cost	$ 5,457	24,092
Available-for-sale, Gross Unrealized Gains	66	45
Available-for-sale, Gross Unrealized Losses	(26)	(271)
Securities available-for-sale	$ 5,497	$ 23,866
Securities held to maturity:
Number of securities in unrealized loss positions | security	1	24
U.S. government agency collateralized mortgage obligations
Securities available-for-sale:
Amortized Cost	$ 35,096	$ 14,754
Available-for-sale, Gross Unrealized Gains	300	52
Available-for-sale, Gross Unrealized Losses	(173)	(142)
Securities available-for-sale	$ 35,223	$ 14,664
Securities held to maturity:
Number of securities in unrealized loss positions | security	15	12
State and municipal securities
Securities available-for-sale:
Amortized Cost	$ 6,354	$ 11,096
Available-for-sale, Gross Unrealized Gains		22
Available-for-sale, Gross Unrealized Losses	(84)	(199)
Securities available-for-sale	6,270	10,919
Securities held to maturity:
Held-to-maturity, Amortized Cost	8,780	10,750
Held-to-maturity, Gross Unrealized Gains	223	17
Held-to-maturity, Gross Unrealized (Losses)		(90)
Fair Value	$ 9,003	$ 10,677
Number of securities in unrealized loss positions | security	6	26
U.S. Treasuries
Securities held to maturity:
Held-to-maturity, Amortized Cost		$ 1,991
Held-to-maturity, Gross Unrealized (Losses)		(13)
Fair Value		$ 1,978
Number of securities in unrealized loss positions | security		2
Investments in mutual funds
Securities available-for-sale:
Amortized Cost		$ 1,000
Available-for-sale, Gross Unrealized Losses		(21)
Securities available-for-sale	$ 1,000	$ 979
Securities held to maturity:
Number of securities in unrealized loss positions | security		1